Annual Total Returns[BarChart] - Invesco DWA Consumer Staples Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.28%	9.50%	34.54%	15.78%	13.48%	(3.49%)	21.40%	1.52%	13.81%	18.31%